Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Opening balance	$ 49,065	$ 51,883
Ending balance	28,871	49,065
Net book value of right-of-use assets	628	692	$ 1,109
Gross carrying amount
Property, Plant and Equipment
Opening balance	72,446	72,140
Additions	767	1,072
Disposals	(1,399)	(381)
Reclassification	(25,500)
Currency translation adjustments	2,826	(385)
Ending balance	49,140	72,446
Gross carrying amount | Right-of-use assets
Property, Plant and Equipment
Opening balance	1,523	1,792
Additions	295	84
Disposals	(482)	(263)
Currency translation adjustments	5	(90)
Ending balance	1,341	1,523
Gross carrying amount | Refinery and power plants
Property, Plant and Equipment
Opening balance	65,742	65,913
Additions	0
Reclassification	(25,500)
Currency translation adjustments	2,747	(171)
Ending balance	42,989	65,742
Gross carrying amount | Processing plant and equipment
Property, Plant and Equipment
Opening balance	3,401	3,399
Additions	3	0
Disposals	(903)	0
Currency translation adjustments	(2)	2
Ending balance	2,499	3,401
Gross carrying amount | Office equipment
Property, Plant and Equipment
Opening balance	1,780	1,036
Additions	469	988
Disposals	(14)	(118)
Currency translation adjustments	76	(126)
Ending balance	2,311	1,780
Accumulated depreciation
Property, Plant and Equipment
Opening balance	23,381	20,257
Additions	3,503	3,536
Disposals	(1,364)	(294)
Reclassification	(6,363)
Currency translation adjustments	1,112	(118)
Ending balance	20,269	23,381
Accumulated depreciation | Right-of-use assets
Property, Plant and Equipment
Opening balance	831	683
Additions	349	436
Disposals	(481)	(263)
Currency translation adjustments	14	(25)
Ending balance	713	831
Accumulated depreciation | Refinery and power plants
Property, Plant and Equipment
Opening balance	19,839	17,286
Additions	2,659	2,586
Disposals	0
Reclassification	(6,363)
Currency translation adjustments	1,062	(33)
Ending balance	17,197	19,839
Accumulated depreciation | Processing plant and equipment
Property, Plant and Equipment
Opening balance	2,158	1,771
Additions	371	385
Disposals	(869)
Reclassification	0
Currency translation adjustments	(3)	2
Ending balance	1,657	2,158
Accumulated depreciation | Office equipment
Property, Plant and Equipment
Opening balance	553	517
Additions	124	129
Disposals	(14)	(31)
Reclassification	0
Currency translation adjustments	39	(62)
Ending balance	$ 702	$ 553